TARGET ASSET ALLOCATION FUNDS

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

September 30, 2011

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Target Asset Allocation Funds
     1933 Act File No.: 333-60561
     1940 Act File No.: 811-08915

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on September 28, 2011.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

                                   Sincerely,

                                   /s/ Jonathan D. Shain

                                   Jonathan D. Shain
                                   Assistant Secretary